Deferred Policy Acquisition Costs (DAC) and Value of Business Acquired (VOBA) - Estimated Future Amortization Expense (Details) $ in Millions	Dec. 31, 2018 USD ($)
Insurance [Abstract]
2019	$ 40.3
2020	35.0
2021	29.8
2022	24.3
2023	$ 18.2